Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 21, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation [Line Items]
Share-based compensation expense		¥ 105	¥ 16,724	¥ 47,067
Unrecognized compensation expense		¥ 18
Weighted average period		1 year
Share-Based Payment Arrangement, Option [Member] | 2018 Plan
Share-Based Compensation [Line Items]
Granted shares (in Shares)	260,454,163
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member] | 2018 Plan
Share-Based Compensation [Line Items]
Vest option grants percentage	30.00%
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | 2018 Plan
Share-Based Compensation [Line Items]
Option granted years	2 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | 2018 Plan
Share-Based Compensation [Line Items]
Vest option grants percentage	40.00%